ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

April 12, 2017

VIA EDGAR

Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: ALPS Variable Investment Trust
ALPS/Stadion Core ETF Portfolio (the “Portfolio”)
(File Nos. 333-139186 and 811-21987)

Dear Sir or Madam,

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated April 3, 2017, to the prospectus dated April 30, 2016, with respect to the Portfolio.  The purpose of this filing is to submit the 497(e) filing dated April 3, 2017 in XBRL for the Portfolio.

If you have any questions regarding this filing, please contact me at 720-917-0992.

Sincerely,

/s/ Andrea E. Kuchli
Andrea E. Kuchli
Secretary

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP